Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Schedule of cumulative effect of changes for the adoption of the new lease standard

	Balances at December 31,	Adjustments from Adoption of New Lease	Balances at January 1,
	2021	Standard	2022

	(in thousands)
Assets
Prepaid expenses	$11,101	$(1,094)	$10,007
Operating lease ROU assets	—	201,728	201,728
Liabilities
Current lease liabilities	$—	$63,415	$63,415
Other current liabilities	457	(457)	—
Noncurrent lease liabilities	—	145,144	145,144
Other noncurrent liabilities	7,468	(7,468)	—